EVENTS AFTER THE BALANCE SHEET DATE (Tables)	6 Months Ended
Sep. 30, 2022
Events After Balance Sheet Date
Schedule of number of votes cast

Proposal 1	Shares For	Shares Withheld	Broker Non-Votes
Ian Walters	8,603,521	1,473	4,778,837
Gregory Bailey	8,399,563	205,431	4,778,837
Steven Mintz	8,364,475	240,518	4,778,837
James Mellon	8,365,168	239,826	4,778,837
Linda Kozick	8,603,260	1,733	4,778,837
Mark Simon	8,568,812	36,181	4,778,837
Robert Glassman	8,603,203	1,790	4,778,837

Proposal 2	Shares For	Shares Against	Broker Non-Votes
Approved the Amended and Restated 2021 Equity Incentive Plan, as amended and updated in January 2022.	8,361,224	243,769	4,778,837